CONDENSED BALANCE SHEET	Sep. 30, 2021 USD ($)
Current assets:
Cash	$ 277,719
Prepaid expenses	254,940
Total current assets	532,659
Cash held in Trust account	276,008,112
Total assets	276,540,771
Current liabilities:
Accounts payable and accrued expenses	50,819
Due to related party	114,107
Total current liabilities	164,926
Warrant Liabilities	7,248,800
Deferred underwriters' discount	9,660,000
Total liabilities	17,073,726
Commitments
Shareholders'deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Retained earnings	(16,533,645)
Total shareholders' equity	(16,532,955)
Total liabilities and shareholders' deficit	276,540,771
Class A Common Stock Subject to Redemption
Current liabilities:
Class A ordinary shares subject to possible redemption, 27,600,000 shares at redemption value	276,000,000
Class B Common Stock
Shareholders'deficit:
Common stock	$ 690